Property and Equipment, Net, by Country (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Long-lived assets:
Property Plant And Equipment Net	$ 18,000		$ 15,294
Netherlands
Long-lived assets:
Property Plant And Equipment Net	332		263
Czech Republic
Long-lived assets:
Property Plant And Equipment Net	9,431		10,520
United States
Long-lived assets:
Property Plant And Equipment Net	6,462		2,405
Other Countries
Long-lived assets:
Property Plant And Equipment Net	$ 1,775	[1]	$ 2,106	[1]

[1]	No individual country represented more than 10% of the respective totals.